Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ 103.6	$ 58.1	$ 68.9
Items that will not be reclassified to earnings, net of tax:
Actuarial (loss) gain on post-employment obligation	(0.6)	0.0	0.6
Items that may be reclassified to earnings, net of tax:
Cumulative translation adjustment gain (loss)	25.5	(0.2)	16.1
Net (loss) gain on derivatives designated as cash flow hedges	(13.3)	(0.5)	0.4
Reclassification of net loss (gain) on cash flow hedges to income	2.8	(1.1)	6.0
Other comprehensive income (loss)	14.4	(1.8)	23.1
Comprehensive income	118.0	56.3	92.0
Attributable to:
Shareholders of the Company	109.1	57.8	95.7
Non-controlling interest	8.9	(1.5)	(3.7)
Comprehensive income	$ 118.0	$ 56.3	$ 92.0